Long-Term Debt (Tables)	12 Months Ended
Sep. 28, 2024
Long-Term Debt [Abstract]
Long-Term Debt

Long-term debt consists of the following:

Facility	Maturity Date	2024	2023
Term loan	July 2029	$1,538	$—
Term loan	July 2026	—	3,090
Revolving line of credit	June 2028	—	—
0.95% First Priority Senior Secured Notes	February 2024	—	279
1.00% First Priority Senior Secured Notes (a)	January 2025	783	741
1.57% First Priority Senior Secured Notes	January 2026	1,525	1,525
4.875% First Priority Senior Secured Notes	July 2026	750	1,250
1.65% First Priority Senior Secured Notes	January 2027	400	400
1.50% First Priority Senior Secured Notes (a)	January 2027	419	397
5.50% First Priority Senior Secured Notes	April 2028	500	500
5.80% First Priority Senior Secured Notes	June 2031	800	—
5.65% First Priority Senior Secured Notes	January 2034	800	—
4.50% Second Priority Senior Secured Notes	February 2026	291	291
5.625% Second Priority Senior Secured Notes	July 2027	500	500
Debt discounts and deferred fees		(31)	(34)
Finance leases and other	Various	40	39
Total long-term debt		8,315	8,978
Current portion of long-term debt		(810)	(8)
Long-term debt, less current portion		$7,505	$8,970

(a)	Euro denominated

Future Maturities of Long-Term Debt	Future maturities of long-term debt as of fiscal year end 2024 are as follows:

Fiscal Year	Maturities
2025	$810
2026	2,593
2027	1,344
2028	504
2029	1,489
Thereafter	1,606
$8,346